Investment in associates and joint ventures Nattarive (Detail) - Entity's total for joint ventures [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Percentage of Participation In JV RS PRINT		50.00%	50.00%
Share in loss of joint venture	€ (39)
Fair value of the previously held equity	€ 770
Remaining Percentage Of Shares RS Print	50.00%